Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	7,353,546	9,899,393
Stock options granted (in shares)	486,434	1,061,478
Stock options exercised (in shares)	(2,179,999)	(3,322,993)
Stock options forfeited (in shares)	(183,191)	(284,332)
Stock options outstanding, ending balance (in shares)	5,476,790	7,353,546	9,899,393
Stock options exercisable (in shares)	3,517,755
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 32.96	$ 20.67	$ 9.74
Weighted average exercise price of stock options granted (in dollars per share)	138.12	74.80
Weighted average exercise price of stock options exercised (in dollars per share)	13.99	4.45
Weighted average exercise price of stock options forfeited (in dollars per share)	44.58	31.65
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	32.96	$ 20.67	$ 9.74
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 12.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding, beginning	6 years 2 months 23 days	6 years 9 months 22 days	6 years 9 months 11 days
Remaining contractual term of stock options outstanding, ending	6 years 2 months 23 days	6 years 9 months 22 days	6 years 9 months 11 days
Remaining contractual term of stock options exercisable	5 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 577,731	$ 590,700	$ 328,003
Aggregate intrinsic value of stock options outstanding, ending	577,731	$ 590,700	$ 328,003
Aggregate intrinsic value of stock exercisable	$ 444,159
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value of stock options granted (in dollars per share)	69.81	37.51
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	2,790,681
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	2,686,109
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	2,498,678.000	2,360,817
RSUs granted (in shares)	1,127,094	1,172,707
RSUs settled (in shares)	(935,002)	(824,215)
RSUs forfeited (in shares)	(217,105)	(210,631)
RSUs outstanding, ending (in shares)	2,473,665.000	2,498,678.000	2,360,817
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 92.40	$ 53.84	$ 29.97
Weighted average grant date fair value of RSUs granted (in dollars per share)	139.58	81.89
Weighted average grant date fair value of RSUs settled (in dollars per share)	51.72	28.85
Weighted average grant date fair value of RSUs settled (in dollars per share)	68.70	40.21
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 92.40	$ 53.84	$ 29.97